T. Rowe Price Institutional Large-Cap Core Growth Fund
T. Rowe Price Institutional Large-Cap Core Growth Fund SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Large-Cap Core Growth Fund
Management fees	0.55%
Other expenses	0.03%
Total annual fund operating expenses	0.58%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Institutional Large-Cap Core Growth Fund	59	186	324	726

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund follows a growth-oriented approach to stock selection and expects to normally invest in stocks of approximately 100 to 130 companies. The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap companies. The fund defines a large-cap company as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest U.S. growth stocks. As of December 31, 2014, the (unweighted) median market capitalization of companies in the Russell 1000 Growth Index was approximately $8.6 billion. The market capitalizations of the companies in the fund’s portfolio and the Russell index change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below the median market capitalization of companies in the Russell index.

From a broad universe of about 1,000 large-cap stocks, the fund targets companies that, in our view, are well established in their industries and have the potential for above-average earnings growth. We focus on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund may at times invest significantly in stocks of technology companies. The fund’s investment approach reflects its belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook should ultimately reward investors with strong investment performance. Generally, we seek out companies with strong free cash flow growth, good balance sheets, high returns on capital, and above-average earnings growth and profit margins. We make an effort to avoid overpaying for a company’s growth prospects by examining a company’s stock valuation relative to its own history, its industry peers, and the overall equity market.

Once stocks are selected for inclusion in our portfolio, we monitor each company and may build positions carefully over time and scale back positions when we believe valuations have become less compelling. We will eliminate holdings for various reasons, including a loss of faith in management, a change in our assessment of a company’s fundamentals, an overextension in share price valuations, or to replace stocks with potentially better investment opportunities.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Investment style risk Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Industry risk To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in technology companies, which could result in the fund performing poorly during a downturn in one or more of the industries that heavily impact technology companies. Technology companies can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Institutional Large-Cap Core Growth Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	3/31/12	18.63%
Worst Quarter	12/31/08	-24.93%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown under “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown under “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Institutional Large-Cap Core Growth Fund	9.30%	16.68%	8.57%
T. Rowe Price Institutional Large-Cap Core Growth Fund Returns after taxes on distributions	8.91%	16.56%	8.42%
T. Rowe Price Institutional Large-Cap Core Growth Fund Returns after taxes on distributions and sale of fund shares	5.58%	13.53%	7.01%
T. Rowe Price Institutional Large-Cap Core Growth Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
T. Rowe Price Institutional Large-Cap Core Growth Fund Lipper Large-Cap Growth Funds Index	10.34%	14.12%	7.37%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.